RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)						9 Months Ended		12 Months Ended
	Sep. 17, 2025	Aug. 16, 2024	Aug. 13, 2024	Dec. 01, 2023	Sep. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Nov. 17, 2025	Oct. 31, 2025	Jul. 28, 2025	Jul. 21, 2025	Jul. 02, 2025	Jun. 30, 2025	Jan. 31, 2025
Related Party Transaction [Line Items]
Forgiveness of receivable - related party					$ 37,432				$ 146,617
Loan from related party						$ 618,679	$ 803,079	1,138,570
Promissory Note and Loan Agreement [Member]
Related Party Transaction [Line Items]
Note aggregate amount						114,878.36
Polomar Note [Member] | Promissory Note and Loan Agreement [Member]
Related Party Transaction [Line Items]
Repayments of related party debt			$ 522,788
Loan from related party			$ 700,000
Note principal amount						686,403.74		716,402.67						$ 597,549.74
Interest receivable						18,815		29,508.91
Reprise exchanged amount															$ 300,000
Share issued upon loan exchange			60												60
Prime interest rate														12.00%	12.00%
Principal amount						686,403.74
CWR1 LLC [Member] | Promissory Note and Loan Agreement [Member]
Related Party Transaction [Line Items]
Repayments of related party debt		$ 157,622.56
Loan from related party		250,000
Note principal amount								380,330.30							$ 450,000
Interest receivable								$ 12,328.51
CWR1 LLC [Member] | Promissory Note and Loan Agreement [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Loan from related party		$ 250,000
CWR Note II [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Prime interest rate											7.00%
CWR Note II [Member] | Promissory Note and Loan Agreement [Member]
Related Party Transaction [Line Items]
Note principal amount	$ 150,000
Interest receivable						2,152
Prime interest rate												12.00%	12.00%
Principal amount	300,000
Shares issued															90
Maximum borrowing amount												$ 100,000	$ 150,000
Note aggregate amount	150,000					$ 172,136.16
Amount of principal of debt issued	$ 300,000
Interest rate	3.00%
Common stock shares issued and outstanding interest rate													18.00%
CWR Note II [Member] | Promissory Note and Loan Agreement [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Interest rate													24.00%
CWR Note II [Member] | Promissory Note and Loan Agreement [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Prime interest rate											7.00%
Daniel Gordon [Member] | Promissory Note and Loan Agreement [Member]
Related Party Transaction [Line Items]
Note principal amount																$ 10,000
Mr Gordon [Member] | Promissory Note and Loan Agreement [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Interest rate													42.00%
Profesco Holdings [Member] | Promissory Note and Loan Agreement [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Note principal amount										$ 100,000
Profesco Holdings [Member] | Promissory Note and Loan Agreement [Member] | Subsequent Event [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Note principal amount										$ 200,000
Shareholder [Member]
Related Party Transaction [Line Items]
Due to related party									4,697
Advances repaid									67,568
Net receivable balance				$ 109,185
Shareholder [Member]
Related Party Transaction [Line Items]
Advances to a shareholder									40,000
Repayments of related party debt									2,568
Director Affiliate Advance [Member]
Related Party Transaction [Line Items]
Advances to a shareholder									$ 113,882
Interest rate									0.00%